Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2014
Registrant Name	Aberdeen Funds
Central Index Key	0001413594
Amendment Flag	false
Document Creation Date	Oct. 22, 2015
Document Effective Date	Oct. 20, 2015
Prospectus Date	Oct. 22, 2015
Aberdeen Multi-Manager Alternative Strategies Fund | Institutional Class Shares
Prospectus:
Trading Symbol	ARDNX
Aberdeen Multi-Manager Alternative Strategies Fund II | Institutional Class Shares
Prospectus:
Trading Symbol	IARDX
Aberdeen Multi-Manager Alternative Strategies Fund II | Class A Shares
Prospectus:
Trading Symbol	ARETX
Aberdeen Multi-Manager Alternative Strategies Fund II | Class C Shares
Prospectus:
Trading Symbol	CARDX
Aberdeen Multi-Manager Alternative Strategies Fund II | Class R Shares
Prospectus:
Trading Symbol	RARDX